Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 02, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2015